Commitments and contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
2021	3,121
2022	4,129
2023	2,895
2024	2,969
2025	3,042
Thereafter	76,647
Total	$92,803

2021	$3,467
2022	4,129
2023	2,895
2024	2,969
2025	3,042
Thereafter	76,647
Total	$93,149